Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Grant Practices
Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of stock options or other equity grant dates or for the purpose of affecting the value of executive compensation. The Company’s equity awards are typically approved at the Board meeting in February each year (in 2024, the grant was made in March), with a grant date that is generally two business days after the Company’s report of financial results for the prior year. Any grants for newly hired executive officers that are approved by the Compensation & Human Capital Committee generally occur on the executive officer’s employment date, if such date is during the Company’s open trading window, or, if such date is not during the Company’s open trading window, two business days after the Company’s report of quarterly or annual financial results. The Compensation and Human Capital Committee may also occasionally grant equity-based awards at other times to recognize, retain, or recruit executive officers.

Award Timing Method	The Company’s equity awards are typically approved at the Board meeting in February each year (in 2024, the grant was made in March), with a grant date that is generally two business days after the Company’s report of financial results for the prior year. Any grants for newly hired executive officers that are approved by the Compensation & Human Capital Committee generally occur on the executive officer’s employment date, if such date is during the Company’s open trading window, or, if such date is not during the Company’s open trading window, two business days after the Company’s report of quarterly or annual financial results. The Compensation and Human Capital Committee may also occasionally grant equity-based awards at other times to recognize, retain, or recruit executive officers.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of stock options or other equity grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false